UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

Item 1.	Schedule of Investments

Schedule of Investments	February 28, 2017 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 102.2%
Oil & Gas — 102.2%
Antero Midstream Partners	324,662	$11,135,907
Boardwalk Pipeline Partners	528,106	9,558,719
Buckeye Partners	439,805	30,311,361
DCP Midstream Partners	394,972	15,482,902
Enbridge Energy Partners	915,434	16,569,355
Energy Transfer Partners	1,203,929	45,520,555
EnLink Midstream Partners	658,220	12,321,878
Enterprise Products Partners	1,829,762	51,288,229
Equities Midstream Partners	248,757	19,607,027
Genesis Energy	425,220	14,389,445
Magellan Midstream Partners	526,364	40,798,474
MPLX	953,591	35,483,121
NuStar Energy	318,873	16,657,926
ONEOK Partners	496,218	25,991,899
Phillips 66 Partners	165,790	9,222,898
Plains All American Pipeline	696,611	22,347,281
Shell Midstream Partners	374,485	12,268,129
Spectra Energy Partners	319,706	14,300,449
Sunoco Logistics Partners	943,308	23,893,992
Tallgrass Energy Partners	194,107	10,376,960
TC PipeLines	211,873	12,936,965
Tesoro Logistics	288,065	16,220,940
Western Gas Partners	332,891	20,695,833
Williams Partners	613,467	24,722,720
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $419,535,627)		512,102,965
TOTAL INVESTMENTS — 102.2%
(Cost $419,535,627)†		$512,102,965

Percentages are based on Net Assets of $500,895,553.

†	At February 28, 2017, the tax basis cost of the Fund's investments was $419,535,627, and the unrealized appreciation and depreciation were $95,342,178 and $(2,774,840), respectively.

As of February 28, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.8%
BERMUDA— 4.2%
Oil & Gas — 4.2%
Teekay LNG Partners	19,822	$370,671
UNITED KINGDOM— 4.2%
Oil & Gas — 4.2%
Golar LNG Partners	16,338	368,259
UNITED STATES— 91.4%
Oil & Gas — 91.4%
Alliance Holdings GP	11,385	325,611
Alliance Resource Partners	15,801	361,053
Alon USA Partners	4,132	39,543
Archrock Partners	13,454	240,154
Black Stone Minerals	27,179	476,176
Cheniere Energy Partners	13,864	454,185
Cone Midstream Partners	7,369	170,740
Crestwood Equity Partners	17,803	461,098
CVR Refining Partners	50,565	556,215
Delek Logistics Partners	3,396	105,106
Dominion Midstream Partners	7,342	227,235
Ferrellgas Partners	22,526	147,770
Global Partners	10,351	204,432
Holly Energy Partners	13,305	477,916
Martin Midstream Partners	10,903	208,792
NGL Energy Partners	29,556	656,143
NuStar GP Holdings	12,614	364,545
PBF Logistics	8,372	173,719
Rice Midstream Partners	19,059	469,042
Suburban Propane Partners	22,592	590,781
Summit Midstream Partners	13,643	325,385
SunCoke Energy Partners	6,486	108,316
Teekay Offshore Partners	40,054	204,676
Transmontaigne Partners	4,750	210,282
USA Compression Partners	8,788	156,163
Viper Energy Partners	5,086	90,531
Western Refining Logistics	9,530	232,532
TOTAL UNITED STATES		8,038,141
TOTAL INVESTMENTS — 99.8%
(Cost $7,949,494)†		$8,777,071

Percentages are based on Net Assets of $8,794,860.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Junior MLP ETF

†	At February 28, 2017, the tax basis cost of the Fund's investments was $7,949,494, and the unrealized appreciation and depreciation were $1,174,571 and $(346,994), respectively.

As of February 28, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.9%
Oil & Gas — 75.9%
Archrock	173,589	$2,369,490
Cheniere Energy *	154,475	7,422,524
Cheniere Energy Partners Holdings	106,386	2,588,371
Enbridge ^ (A)	649,436	27,178,876
Enbridge Energy Management *	191,286	3,328,376
EnLink Midstream	162,199	3,114,221
EQT	116,999	7,007,070
Kinder Morgan	656,757	13,995,492
ONEOK	194,504	10,512,941
Plains GP Holdings, Cl A	228,273	7,503,333
SemGroup, Cl A	173,465	6,097,295
Tallgrass Energy GP, Cl A	147,497	4,190,390
TransCanada	310,672	14,287,805
Williams	398,449	11,292,045
TOTAL COMMON STOCK
(Cost $117,970,462)		120,888,229

MASTER LIMITED PARTNERSHIPS — 24.0%
Oil & Gas — 24.0%
Antero Midstream Partners	17,830	611,569
Boardwalk Pipeline Partners	30,239	547,326
Buckeye Partners	32,975	2,272,637
DCP Midstream Partners	21,696	850,483
Dominion Midstream Partners	12,673	392,229
Enable Midstream Partners	19,774	322,712
Energy Transfer Partners	127,533	4,822,023
EnLink Midstream Partners	37,776	707,167
Enterprise Products Partners	255,900	7,172,877
Equities Midstream Partners	14,148	1,115,145
Genesis Energy	24,442	827,117
Holly Energy Partners	9,179	329,710
Magellan Midstream Partners	53,778	4,168,333
MPLX	61,351	2,282,871
NuStar Energy	18,235	952,596
ONEOK Partners	40,443	2,118,404
Phillips 66 Partners	9,488	527,818
Plains All American Pipeline	38,560	1,237,005
Shell Midstream Partners	21,453	702,800
Spectra Energy Partners	18,343	820,482
Tallgrass Energy Partners	10,522	562,506
TC PipeLines	12,121	740,108
Tesoro Logistics	15,895	895,048
Valero Energy Partners	5,140	251,654
Western Gas Partners	18,832	1,170,786

Schedule of Investments	February 28, 2017 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Williams Partners	45,746	$1,843,564
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $33,039,329)		38,244,970

REPURCHASE AGREEMENTS (B) — 4.9%
Barclays
0.51%, dated 02/28/17, to be repurchased on 03/01/17, repurchase price $5,000,071 (collateralized by U.S. Treasury Obligations, par value $5-$1,299,935, 0.000%-8.875%, 08/15/17-08/15/40, with a total market value of $5,100,004)	$5,000,000	5,000,000
Deutsche Bank
0.52%, dated 02/28/17, to be repurchased on 03/01/17 repurchase price $2,808,841 (collateralized by U.S. Treasury Obligations, par value $2,905,156, 0.750%, 08/15/19, with a total market value of $2,866,900)	2,808,800	2,808,800
TOTAL REPURCHASE AGREEMENTS
(Cost $7,808,800)		7,808,800
TOTAL INVESTMENTS — 104.8%
(Cost $158,818,591)†		$166,941,999

Percentages are based on Net Assets of $159,242,856.

(A)	This security or a partial position of this security is on loan at February 28, 2017. The total value of securities on loan at February 28, 2017 was $7,599,960.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2017 was $7,808,800.
^	Canadian security listed on the New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $158,818,591, and the unrealized appreciation and depreciation were $10,929,185 and $(2,805,777), respectively.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$120,888,229	$—	$—	$120,888,229
Master Limited Partnerships	38,244,970	—	—	38,244,970
Repurchase Agreements	—	7,808,800	—	7,808,800
Total Investments in Securities	$159,133,199	$7,808,800	$—	$166,941,999

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
REGISTERED INVESTMENT COMPANIES — 32.5%
BlackRock Global Opportunities Equity Trust	20,535	$253,607
BlackRock Income Trust	38,489	240,941
Eaton Vance Risk-Managed Diversified Equity Income Fund	26,793	255,606
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	22,883	248,738
Morgan Stanley Emerging Markets Domestic Debt Fund	30,810	238,161
Nuveen Mortgage Opportunity Term Fund	10,370	254,480
Stone Harbor Emerging Markets Income Fund	16,109	254,844
Templeton Emerging Markets Income Fund	22,545	264,228
Voya Global Equity Dividend and Premium Opportunity Fund	35,136	256,142
Western Asset Emerging Markets Debt Fund	15,491	240,885
Western Asset Mortgage Defined Opportunity Fund	10,684	255,241
TOTAL REGISTERED INVESTMENT COMPANIES
(Cost $2,723,462)		2,762,873

COMMON STOCK — 30.2%
Financials — 19.8%
Ares Capital	7,392	131,208
BlackRock Capital Investment	13,771	106,725
Fifth Street Finance	19,822	88,010
Goldman Sachs BDC	5,228	128,766
Golub Capital BDC	6,160	117,902
Hercules Capital	8,421	124,715
Main Street Capital	3,354	124,064
Medley Capital	15,124	114,640
New Mountain Finance	8,309	122,142
PennantPark Investment	15,280	130,186
Prospect Capital	14,177	132,838
Solar Capital	5,544	123,465
TCP Capital	6,951	119,279
TPG Specialty Lending	6,288	122,742
		1,686,682
Industrials — 1.2%
Macquarie Infrastructure	1,293	99,483
Utilities — 9.2%
Avangrid	2,550	111,486
CenterPoint Energy	4,601	125,699
Duke Energy	1,331	109,874
Entergy	1,395	106,941
FirstEnergy	3,235	104,911
PPL	3,082	113,665
Southern	2,082	105,807
		778,383
TOTAL COMMON STOCK
(Cost $2,456,478)		2,564,548

Schedule of Investments	February 28, 2017 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 26.0%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	19,568	$257,906
Global X SuperDividend REIT ETF(A)	131,650	1,951,711
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,171,630)		2,209,617

MASTER LIMITED PARTNERSHIPS — 11.0%
Financials — 1.7%
Apollo Global Management, Cl A	6,069	138,009
Industrials — 1.4%
Icahn Enterprises	2,129	119,735
Oil & Gas — 6.2%
CVR Refining	11,885	130,735
DCP Midstream Partners	3,051	119,599
Enbridge Energy Partners	4,249	76,907
Martin Midstream Partners	5,424	103,870
Sunoco	3,730	95,525
		526,636
Utilities — 1.7%
Ferrellgas Partners	9,161	60,096
Suburban Propane Partners	3,245	84,857
		144,953
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $972,359)		929,333

TOTAL INVESTMENTS — 99.7%
(Cost $8,323,929)†		$8,466,371

Percentages are based on Net Assets of $8,494,652.

(A)	Affiliated investment.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $8,323,929, and the unrealized appreciation and depreciation were $274,499 and $(132,057), respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of February 28, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended February 28, 2017:

Value at 11/30/2016	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Loss	Value at 02/28/17	Dividend Income
Global X SuperDividend® REIT ETF
$1,205,242	$707,125	$(3,262)	$42,744	$(138)	$1,951,711	$20,005

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1000

Schedule of Investments	February 28, 2017 (Unaudited)

Global X FinTech Thematic ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 5.4%
Technology — 5.4%
IRESS	4,536	$41,327
MYOB Group	16,458	45,427
TOTAL AUSTRALIA		86,754

DENMARK— 4.1%
Technology — 4.1%
SimCorp	1,168	65,204

GERMANY— 7.1%
Financials — 1.0%
Hypoport *	174	16,511
Industrials — 5.1%
Wirecard	1,745	80,817
Technology — 1.0%
GFT Technologies	742	15,694
TOTAL GERMANY		113,022

ISLE OF MAN— 4.1%
Industrials — 4.1%
Paysafe Group *	12,418	65,366

SWITZERLAND— 7.2%
Financials — 0.8%
Leonteq *	450	12,357
Technology — 6.4%
Temenos Group	1,300	100,800
TOTAL SWITZERLAND		113,157

UNITED STATES— 72.1%
Consumer Services — 1.7%
Bankrate *	2,544	27,730
Financials — 19.0%
Black Knight Financial Services, Cl A *	1,722	66,297
HealthEquity *	1,631	71,275
LendingClub *	10,715	57,218
LendingTree *	334	39,546
On Deck Capital *	1,992	10,637
Virtu Financial, Cl A	1,076	18,669
Yirendai ADR *	1,648	39,222
		302,864

Schedule of Investments	February 28, 2017 (Unaudited)

Global X FinTech Thematic ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 22.9%
Fidelity National Information Services	1,040	$85,561
First Data, Cl A *	6,913	111,299
Fiserv *	703	81,126
PayPal Holdings *	2,100	88,200
		366,186
Technology — 28.5%
Bottomline Technologies *	1,152	28,742
Ellie Mae *	706	67,465
Envestnet *	1,202	46,457
Guidewire Software *	1,238	67,644
Intuit	685	85,926
Mitek Systems *	908	5,675
Square, Cl A *	3,321	57,520
SS&C Technologies Holdings	2,725	95,430
		454,859
TOTAL UNITED STATES		1,151,639
TOTAL INVESTMENTS — 100.0%
(Cost $1,505,340)†		$1,595,142

Percentages are based on Net Assets of $1,595,606.

*	Non-income producing security.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $1,505,340, and the unrealized appreciation and depreciation were $136,171 and $(46,369), respectively.

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there were transfers of $99,986 between Level 1 and Level 2 investements. There were no transfers between Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Internet of Things Thematic ETF

	Shares	Value
COMMON STOCK — 99.1%
AUSTRIA— 2.7%
Technology — 2.7%
AMS	15,018	$695,826

CANADA— 0.7%
Technology — 0.7%
Sierra Wireless *	6,545	185,412

FRANCE— 3.5%
Industrials — 3.5%
Legrand	7,920	447,887
Schneider Electric	6,909	469,048
TOTAL FRANCE		916,935

HONG KONG— 0.4%
Industrials — 0.4%
Wasion Group Holdings	207,660	111,823

JAPAN— 0.7%
Industrials — 0.4%
Nippon Ceramic	5,400	114,868
Technology — 0.3%
JIG-SAW *	1,320	77,630
TOTAL JAPAN		192,498

NETHERLANDS— 2.1%
Technology — 2.1%
NXP Semiconductors *	5,187	533,275

NORWAY— 0.5%
Technology — 0.5%
Nordic Semiconductor *	33,540	128,022

SWITZERLAND— 12.8%
Industrials — 1.8%
ABB	20,692	469,442
Technology — 11.0%
STMicroelectronics	186,053	2,846,873
TOTAL SWITZERLAND		3,316,315

TAIWAN— 4.2%
Technology — 4.2%
Advantech	107,529	915,222
eMemory Technology	12,950	185,461
TOTAL TAIWAN		1,100,683

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Internet of Things Thematic ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.3%
Technology — 0.3%
Telit Communications	23,550	$83,814

UNITED STATES— 71.2%
Consumer Goods — 0.8%
Fitbit, Cl A *	31,797	197,459
Health Care — 4.6%
DexCom *	15,383	1,202,335
Industrials — 20.9%
Ambarella *	6,713	395,731
Badger Meter	5,950	217,770
Belden	8,604	607,872
Emerson Electric	7,794	468,419
Honeywell International	3,503	436,124
Itron *	7,822	506,083
Johnson Controls International	18,317	768,215
Rockwell Automation	3,538	534,592
Sensata Technologies Holding *	34,882	1,431,906
		5,366,712
Technology — 44.9%
Alarm.com Holdings *	9,344	266,677
Analog Devices	7,169	587,356
Brocade Communications Systems	95,641	1,177,341
Cisco Systems	14,175	484,502
Cypress Semiconductor	63,746	845,909
Garmin	28,765	1,484,562
Impinj *	4,309	122,203
Intel	12,405	449,061
InterDigital	7,074	594,570
International Business Machines	2,671	480,299
InvenSense, Cl A *	19,083	235,675
Mobileye *	26,450	1,204,004
NETGEAR *	6,653	364,584
QUALCOMM	7,586	428,457
Rambus	22,568	283,454
Sigma Designs *	9,499	55,569
Silicon Laboratories *	8,541	576,518
Silver Spring Networks *	10,429	127,860
Skyworks Solutions	19,286	1,828,507
		11,597,108
TOTAL UNITED STATES		18,363,614
TOTAL COMMON STOCK
(Cost $24,143,785)		$25,628,217

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Internet of Things Thematic ETF

Value
TOTAL INVESTMENTS — 99.1%
(Cost $24,143,785)†	$25,628,217

Percentages are based on Net Assets of $25,863,990.

*	Non-income producing security.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $24,143,785, and the unrealized appreciation and depreciation were $1,745,224 and $(260,792), respectively.

Cl — Class

As of February 28, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Robotics & Artificial Intelligence Thematic ETF

	Shares	Value
COMMON STOCK — 100.1%
CANADA— 3.2%
Industrials — 3.2%
ATS Automation Tooling Systems *	21,926	$223,490
MacDonald Dettwiler & Associates	8,611	427,088
TOTAL CANADA		650,578

FINLAND— 3.2%
Industrials — 3.2%
Cargotec, Cl B	13,080	637,676

FRANCE— 0.3%
Technology — 0.3%
Parrot *	7,152	63,989

GERMANY— 3.6%
Industrials — 3.6%
KUKA	6,840	723,183

JAPAN— 49.1%
Health Care — 2.6%
CYBERDYNE *	32,544	511,931
Industrials — 46.5%
Daifuku	29,328	687,819
FANUC	7,942	1,570,513
Keyence	3,792	1,472,943
Mitsubishi Electric	108,552	1,598,421
Omron	25,032	1,080,615
SMC	5,264	1,498,489
Toshiba Machine	39,576	170,139
Yaskawa Electric	62,664	1,179,518
		9,258,457
TOTAL JAPAN		9,770,388

SWITZERLAND— 9.7%
Health Care — 2.3%
Tecan Group	2,736	457,616
Industrials — 7.4%
ABB	65,093	1,476,772
TOTAL SWITZERLAND		1,934,388

UNITED KINGDOM— 5.7%
Industrials — 5.7%
QinetiQ Group	139,158	479,849
Renishaw	17,278	660,503
TOTAL UNITED KINGDOM		1,140,352

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Robotics & Artificial Intelligence Thematic ETF

	Shares / Face
	Amount	Value
COMMON STOCK — continued
UNITED STATES— 25.3%
Consumer Goods — 1.9%
iRobot *	6,526	$372,504
Health Care — 7.6%
Accuray *	19,216	98,962
Intuitive Surgical *	1,927	1,420,200
		1,519,162
Industrials — 9.8%
Aerovironment *	5,544	149,799
FARO Technologies *	3,960	136,620
John Bean Technologies	6,935	619,989
Trimble Navigation *	33,190	1,029,886
		1,936,294
Technology — 6.0%
Brooks Automation	16,288	339,768
Mobileye *	17,519	797,465
TransEnterix *	41,958	54,965
		1,192,198
TOTAL UNITED STATES		5,020,158
TOTAL COMMON STOCK
(Cost $19,050,144)		19,940,712

U.S. TREASURY OBLIGATION — 12.5%
United States Treasury Bill
0.450%, 03/09/17(A)
(Cost $2,499,750)	$2,500,000	2,499,765
TOTAL INVESTMENTS — 112.6%
(Cost $21,549,894)†		$22,440,477

Percentages are based on Net Assets of $19,934,208.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $21,549,894, and the unrealized appreciation and depreciation were $964,067 and $(73,484), respectively.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,940,712	$—	$—	$19,940,712
U.S. Treasury Obligation	—	2,499,765	—	2,499,765
Total Investments in Securities	$19,940,712	$2,499,765	$—	$22,440,477

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Robotics & Artificial Intelligence Thematic ETF

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of February 28, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.9%
Consumer Goods — 0.9%
Bellamy's Australia	562	$1,923
Blackmores	146	11,506
TOTAL AUSTRALIA		13,429

CANADA— 2.6%
Consumer Goods — 2.6%
Gildan Activewear	1,515	38,491
CHINA— 6.0%
Consumer Goods — 4.8%
ANTA Sports Products	18,621	56,373
Li Ning *	10,020	6,699
Xtep International Holdings	18,554	8,485
		71,557
Consumer Services — 0.6%
China Dongxiang Group	46,622	8,829
Health Care — 0.6%
iKang Healthcare Group ADR *	554	8,875
TOTAL CHINA		89,261

FINLAND— 1.5%
Consumer Goods — 1.5%
Amer Sports	998	23,766

FRANCE— 2.9%
Consumer Goods — 2.9%
Danone	654	43,475

GERMANY— 4.5%
Consumer Goods — 4.5%
adidas	390	65,642

HONG KONG— 3.2%
Consumer Goods — 3.2%
Yue Yuen Industrial Holdings	12,949	48,210

IRELAND— 3.1%
Consumer Goods — 3.1%
Glanbia	2,336	45,872

JAPAN— 14.2%
Consumer Goods — 12.7%
ABC-Mart	686	41,509
Ariake Japan	276	15,640
Asics	1,684	29,816

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— continued
Goldwin	114	$6,226
Shimano	290	43,026
Yakult Honsha	956	52,377
		188,594
Consumer Services — 0.3%
Xebio Holdings	278	4,609
Health Care — 1.2%
Tsumura	596	17,739
TOTAL JAPAN		210,942

SOUTH KOREA— 1.1%
Consumer Goods — 0.7%
Youngone	374	10,617
Consumer Services — 0.2%
Fila Korea	52	3,444
Health Care — 0.2%
InBody	116	2,431
TOTAL SOUTH KOREA		16,492

TAIWAN— 7.3%
Consumer Goods — 7.3%
Feng TAY Enterprise	5,624	23,797
Giant Manufacturing	3,116	19,270
Merida Industry	2,518	12,867
Pou Chen	24,816	33,682
Standard Foods	7,410	18,571
TOTAL TAIWAN		108,187

UNITED KINGDOM— 3.7%
Consumer Services — 3.7%
JD Sports Fashion	8,200	35,898
Sports Direct International *	5,040	18,627
TOTAL UNITED KINGDOM		54,525

UNITED STATES— 48.9%
Consumer Goods — 27.7%
Calavo Growers	82	4,625
Cal-Maine Foods *	368	13,966
Columbia Sportswear	582	31,975
Fitbit, Cl A *	1,146	7,117
Hain Celestial Group *	865	30,604
Herbalife *	778	43,949
Lululemon Athletica *	706	46,074
Nautilus *	252	4,057
NIKE, Cl B	768	43,899

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued

Nu Skin Enterprises, Cl A	469	$23,234
Nutrisystem	216	10,044
Sanderson Farms	189	17,963
Under Armour, Cl A *	1,061	21,878
USANA Health Sciences *	202	11,726
VF	713	37,397
WhiteWave Foods, Cl A *	1,147	63,176
		411,684
Consumer Services — 15.4%
Dick's Sporting Goods	756	37,007
Finish Line, Cl A	230	3,749
Foot Locker	745	56,375
GNC Holdings, Cl A *	588	4,880
Hibbett Sports *	132	3,894
Planet Fitness, Cl A *	290	6,238
Sportsman's Warehouse Holdings *	408	1,979
Sprouts Farmers Market *	1,262	23,297
United Natural Foods *	421	18,124
Vitamin Shoppe *	154	3,280
WebMD Health, Cl A *	318	16,504
Weight Watchers International *	296	4,259
Whole Foods Market	1,477	45,299
Zumiez *	252	5,141
		230,026
Health Care — 5.2%
DexCom *	685	53,540
Prestige Brands Holdings *	442	25,026
		78,566
Industrials — 0.6%
MINDBODY, Cl A *	328	8,708
TOTAL UNITED STATES		728,984
TOTAL INVESTMENTS — 99.9%
(Cost $1,510,204)†		$1,487,276

Percentages are based on Net Assets of $1,488,738.

*	Non-income producing security.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $1,510,204, and the unrealized appreciation and depreciation were $120,369 and $(143,297), respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Health & Wellness Thematic ETF

As of February 28, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 1.1%
Health Care — 1.1%
Cochlear	131	$13,149
Regis Healthcare	1,263	4,146
Sirtex Medical	190	2,330
TOTAL AUSTRALIA		19,625

BELGIUM— 0.3%
Health Care — 0.3%
Ion Beam Applications	116	5,292

CHINA— 0.3%
Health Care — 0.3%
Luye Pharma Group	6,767	4,429

DENMARK— 5.8%
Health Care — 5.8%
Genmab *	139	27,621
GN Store Nord	242	5,532
H Lundbeck	452	18,506
Novo Nordisk, Cl B	871	31,030
William Demant Holding *	623	12,798
		95,487
TOTAL DENMARK		95,487

FRANCE— 1.8%
Health Care — 1.8%
BioMerieux	90	13,876
Korian	157	4,454
Orpea	138	12,016
TOTAL FRANCE		30,346

GERMANY— 2.8%
Health Care — 2.8%
Fresenius Medical Care	548	45,739

HONG KONG— 0.2%
Consumer Services — 0.2%
Huayi Tencent Entertainment *	40,383	2,237

ITALY— 0.4%
Health Care — 0.4%
Amplifon	560	6,016

JAPAN— 3.4%
Health Care — 3.4%
Kissei Pharmaceutical	193	4,916
Miraca Holdings	112	5,386
Mochida Pharmaceutical	62	4,694
Nipro	485	6,298

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— continued
Terumo	881	$30,670
Toho Holdings	206	4,469
TOTAL JAPAN		56,433

NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	814	5,222

SOUTH KOREA— 1.7%
Health Care — 1.7%
Celltrion *	284	25,488
ViroMed *	42	3,473
TOTAL SOUTH KOREA		28,961

SWEDEN— 0.7%
Health Care — 0.7%
Attendo (A)	497	4,840
Elekta, Cl B	663	6,313
TOTAL SWEDEN		11,153

SWITZERLAND— 2.5%
Health Care — 2.5%
Sonova Holding	155	20,415
Straumann Holding	36	15,296
Ypsomed Holding	31	5,984
TOTAL SWITZERLAND		41,695

TAIWAN— 0.6%
Health Care — 0.6%
Ginko International	474	4,644
OBI Pharma *	384	4,368
TOTAL TAIWAN		9,012

UNITED KINGDOM— 2.1%
Consumer Goods — 0.2%
McCarthy & Stone (A)	1,347	3,217
Health Care — 1.9%
Smith & Nephew	2,079	31,330
TOTAL UNITED KINGDOM		34,547

UNITED STATES— 75.8%
Consumer Services — 0.1%
Diplomat Pharmacy *	152	2,060

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Financials — 11.1%
Care Capital Properties	183	$4,811
HCP	1,083	35,512
LTC Properties	103	4,969
National Health Investors	70	5,300
Omega Healthcare Investors	431	14,068
Quality Care Properties *	207	3,929
Sabra Health Care	238	6,474
Senior Housing Properties Trust	544	11,152
Ventas	769	50,023
Welltower	696	48,984
		185,222
Health Care — 64.3%
AbbVie	817	50,523
ABIOMED *	97	11,443
ACADIA Pharmaceuticals *	258	9,832
Align Technology *	186	19,113
Alkermes *	346	19,549
Amedisys *	98	4,726
Amgen	303	53,489
Axovant Sciences *	392	4,982
Becton Dickinson	305	55,830
Biogen Idec *	181	52,237
Bluebird Bio *	96	8,414
Boston Scientific *	2,497	61,302
Brookdale Senior Living *	265	3,816
Celgene *	453	55,950
DaVita Healthcare Partners *	487	33,802
DENTSPLY SIRONA	561	35,635
DexCom *	191	14,929
Eagle Pharmaceuticals *	129	9,893
Edwards Lifesciences *	456	42,882
Ensign Group	209	3,938
FibroGen *	236	5,900
Halozyme Therapeutics *	405	5,192
Incyte *	434	57,764
Insulet *	141	6,142
Insys Therapeutics *	340	4,338
Integra LifeSciences Holdings *	145	6,197
Intra-Cellular Therapies, Cl A *	137	1,788
Ionis Pharmaceuticals *	276	13,737
Juno Therapeutics *	239	5,746
Kindred Healthcare	361	3,249
Kite Pharma *	93	6,582
Lexicon Pharmaceuticals * (B)	340	5,454

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued

LivaNova *	88	$4,435
Medtronic	630	50,973
Myriad Genetics *	125	2,429
Natus Medical *	155	5,739
Novocure *	311	2,364
NuVasive *	95	7,102
Puma Biotechnology *	152	5,578
Quest Diagnostics	329	32,057
Radius Health *	132	5,562
Regeneron Pharmaceuticals *	119	44,447
Sage Therapeutics *	131	8,829
Seattle Genetics *	321	21,074
Stryker	443	56,952
TESARO *	110	20,721
Varian Medical Systems *	219	18,372
Vertex Pharmaceuticals *	572	51,835
Wright Medical Group *	255	7,109
Zimmer Biomet Holdings	426	49,876
ZIOPHARM Oncology *	556	3,531
		1,073,359
Industrials — 0.3%
Integer Holdings *	134	4,844
TOTAL UNITED STATES		1,265,485

TOTAL INVESTMENTS — 99.8%
(Cost $1,534,929)†		$1,661,679

Percentages are based on Net Assets of $1,665,103.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of February 28, 2017 was $8,057 and represents 0.5% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of February 28, 2017, was $5,454 and represents 0.3% of net assets.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $1,534,929, and the unrealized appreciation and depreciation were $185,512 and $(58,762), respectively.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,656,225	$5,454	$—	$1,661,679
Total Investments in Securities	$1,656,225	$5,454	$—	$1,661,679

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Longevity Thematic ETF

For the period ended February 28, 2017, there were transfers of $5,454 between Level 1 and Level 2 investments. There were no transfers between Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Consumer Goods — 13.8%
Carter's	118	$10,385
Columbia Sportswear	200	10,988
Fitbit, Cl A *	670	4,161
GoPro, Cl A *	835	7,849
Hasbro	1,085	105,104
Kate Spade *	501	11,954
Lululemon Athletica *	1,107	72,243
Michael Kors Holdings *	1,557	56,831
NIKE, Cl B	2,022	115,577
Under Armour, Cl A *	1,589	32,765
VF	1,877	98,449
Wayfair, Cl A *	289	10,927
WhiteWave Foods, Cl A *	303	16,689
Zynga, Cl A *	4,960	13,144
		567,066
Consumer Services — 50.9%
Amazon.com *	193	163,092
Avis Budget Group *	528	18,258
Bankrate *	1,275	13,898
Bright Horizons Family Solutions *	186	12,854
CarMax *	1,691	109,137
Children's Place Retail Stores	149	15,094
Chipotle Mexican Grill, Cl A *	256	107,197
Costco Wholesale	786	139,263
Dick's Sporting Goods	262	12,825
DSW, Cl A	454	9,548
eBay *	4,772	161,771
El Pollo Loco Holdings *	852	10,650
Etsy *	1,380	16,726
Expedia	1,102	131,182
Francesca's Holdings *	658	11,166
GNC Holdings, Cl A	350	2,905
Groupon, Cl A *	2,677	11,324
GrubHub *	474	16,618
Home Depot	891	129,114
L Brands	1,463	76,983
Live Nation Entertainment *	546	15,512
Lowe's	1,556	115,720
Netflix *	1,079	153,358
Pandora Media *	1,404	17,382
Panera Bread, Cl A *	58	13,386
Planet Fitness, Cl A	767	16,498

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
priceline.com *	91	$156,896
Sprouts Farmers Market *	406	7,495
Starbucks	1,989	113,115
TripAdvisor *	1,149	47,649
Vitamin Shoppe *	412	8,776
Walt Disney	1,221	134,420
WebMD Health, Cl A *	198	10,276
Whole Foods Market	2,818	86,428
Yelp, Cl A *	576	19,411
Zoe's Kitchen *	300	5,376
		2,091,303
Financials — 10.4%
American Campus Communities	270	13,797
AvalonBay Communities	663	121,846
Camden Property Trust	148	12,528
Education Realty Trust	302	12,729
Equity Residential	1,697	107,030
LendingClub *	1,681	8,977
LendingTree *	120	14,208
Nelnet, Cl A	301	13,482
SLM *	1,820	21,821
UDR	2,319	84,644
Zillow Group, Cl A *	527	17,723
		428,785
Industrials — 7.1%
Fiserv *	1,206	139,173
MINDBODY, Cl A *	864	22,939
PayPal Holdings *	3,119	130,998
		293,110
Technology — 17.6%
Alphabet, Cl A *	155	130,964
Apple	1,095	150,004
Facebook, Cl A *	1,098	148,823
IAC *	255	18,855
Intuit	1,170	146,765
Match Group *	1,067	17,243
Square, Cl A *	845	14,635
Twitter *	6,059	95,550
		722,839
TOTAL UNITED STATES		4,103,103
TOTAL INVESTMENTS — 99.8%
(Cost $3,842,240)†		$4,103,103

Percentages are based on Net Assets of $4,109,854.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Millennials Thematic ETF

*	Non-income producing security.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $3,842,240, and the unrealized appreciation and depreciation were $420,542 and $(159,679), respectively.

Cl — Class

As of February 28, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 0.7%
Financials — 0.7%
Toronto-Dominion Bank	5,147	$265,585

UNITED STATES— 99.1%
Basic Materials — 3.8%
Arconic	12,124	349,050
Compass Minerals International	3,294	249,685
Newmont Mining	7,335	251,151
Praxair	2,247	266,741
Westlake Chemical	4,202	266,533
		1,383,160
Consumer Goods — 17.3%
Campbell Soup	4,176	247,846
Clorox	2,171	297,015
Coca-Cola	6,310	264,768
Colgate-Palmolive	3,873	282,652
Dr Pepper Snapple Group	2,946	275,274
Estee Lauder, Cl A	3,337	276,470
Ford Motor	21,136	264,834
Gentex	12,296	258,585
Harley-Davidson	4,528	255,289
Hasbro	3,140	304,172
Hershey	2,535	274,667
Hormel Foods	7,235	255,034
JM Smucker	1,994	282,609
Kellogg	3,723	275,763
Kimberly-Clark	2,171	287,766
Molson Coors Brewing, Cl B	2,783	279,385
NIKE, Cl B	4,985	284,943
PepsiCo	2,525	278,710
Pool	2,478	284,251
Procter & Gamble	3,063	278,947
PVH	2,837	259,869
Tupperware Brands	4,585	276,888
VF	5,018	263,194
		6,308,931
Consumer Services — 15.1%
Alaska Air Group	2,900	283,678
Best Buy	5,985	264,118
Buffalo Wild Wings *	1,708	264,740
Chipotle Mexican Grill, Cl A *	643	269,250
Choice Hotels International	4,759	288,395
Copart *	4,607	272,458

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued

Costco Wholesale	1,644	$291,284
CVS Health	3,233	260,515
Delta Air Lines	5,452	272,218
Home Depot	1,915	277,503
Kohl's	6,567	279,886
Lowe's	3,630	269,963
Marriott International, Cl A	3,188	277,324
Nordstrom	6,014	280,612
priceline.com *	169	291,378
Starbucks	4,616	262,512
Target	4,206	247,187
Tiffany	3,333	306,203
Walt Disney	2,450	269,721
Whole Foods Market	8,679	266,185
		5,495,130
Financials — 13.3%
Allstate	3,621	297,500
American Express	3,414	273,325
Capital One Financial	3,039	285,240
CBRE Group, Cl A *	8,714	310,393
Erie Indemnity, Cl A	2,350	278,734
Jones Lang LaSalle	2,615	299,941
JPMorgan Chase	3,121	282,825
KeyCorp	14,939	280,405
Mastercard, Cl A	2,405	265,656
Moody's	2,641	294,128
PNC Financial Services Group	2,228	283,468
Progressive	7,360	288,365
Simon Property Group	1,472	271,437
T Rowe Price Group	3,580	254,932
Travelers	2,263	276,629
US Bancorp	5,107	280,885
Visa, Cl A	3,177	279,386
		4,803,249
Health Care — 11.1%
AbbVie	4,364	269,870
Amgen	1,779	314,046
Becton Dickinson	1,552	284,094
Biogen Idec *	1,048	302,453
Bristol-Myers Squibb	5,400	306,234
Celgene *	2,351	290,372
DaVita Healthcare Partners *	4,159	288,676
Eli Lilly	3,609	298,861
Johnson & Johnson	2,417	295,382
Merck	4,385	288,840

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued

PAREXEL International *	3,811	$246,534
Thermo Fisher Scientific	1,875	295,650
Varian Medical Systems *	2,927	245,546
Waters *	1,860	288,281
		4,014,839
Industrials — 15.9%
3M	1,515	282,320
Agilent Technologies	5,619	288,255
Ball	3,458	254,267
Boeing	1,686	303,868
CSX	5,771	280,240
Cummins	1,864	276,785
Expeditors International of Washington	5,036	283,930
FedEx	1,380	266,312
Fluor	4,827	267,368
General Electric	9,001	268,320
Honeywell International	2,288	284,856
IDEX	2,869	264,493
ManpowerGroup	2,801	271,809
Mettler-Toledo International *	633	301,447
Rockwell Automation	1,899	286,939
Sherwin-Williams	958	295,581
Sonoco Products	4,954	264,147
Union Pacific	2,484	268,123
United Parcel Service, Cl B	2,333	246,738
United Technologies	2,420	272,371
WW Grainger	1,083	268,541
		5,796,710
Oil & Gas — 5.0%
Chevron	2,330	262,125
ConocoPhillips	5,372	255,546
EOG Resources	2,550	247,325
First Solar *	8,126	294,080
Hess	4,596	236,418
Occidental Petroleum	3,895	255,317
Schlumberger	3,195	256,750
		1,807,561
Technology — 13.7%
Alphabet, Cl A *	316	266,998
Apple	2,246	307,679
Applied Materials	7,910	286,500
Cerner *	5,162	284,116
Cisco Systems	8,640	295,315
Cognizant Technology Solutions, Cl A *	4,670	276,791

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued

Facebook, Cl A *	2,044	$277,044
Intel	7,190	260,278
International Business Machines	1,538	276,563
Intuit	2,226	279,229
Microsoft	4,253	272,107
Motorola Solutions	3,134	247,492
NVIDIA	2,463	249,945
QUALCOMM	4,927	278,277
Teradata *	9,231	287,084
Teradyne	10,140	288,383
Western Digital	3,478	267,389
Xilinx	4,584	269,631
		4,970,821
Telecommunications — 1.5%
AT&T	6,392	267,122
Verizon Communications	5,345	265,272
		532,394
Utilities — 2.4%
Consolidated Edison	3,722	286,742
Entergy	3,857	295,678
WEC Energy Group	4,637	279,472
		861,892
TOTAL UNITED STATES		35,974,687
TOTAL INVESTMENTS — 99.8%
(Cost $33,229,588)†		$36,240,272

Percentages are based on Net Assets of $36,309,143.

*	Non-income producing security.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $33,229,588, and the unrealized appreciation and depreciation were $3,620,845 and $(610,161), respectively.

Cl — Class

As of February 28, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Founder-Run Companies ETF‡

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Basic Materials — 2.6%
Steel Dynamics	835	$30,561
Westlake Chemical	457	28,988
		59,549
Consumer Goods — 4.4%
Fitbit, Cl A *	1,437	8,924
Gentex	1,239	26,056
Hain Celestial Group *	420	14,860
Skechers U.S.A., Cl A *	639	16,403
Tesla Motors *	96	23,999
Under Armour, Cl A *	532	10,970
		101,212
Consumer Services — 13.6%
Amazon.com *	28	23,661
Cheesecake Factory	403	24,603
Chipotle Mexican Grill, Cl A *	43	18,006
GrubHub *	780	27,347
L Brands	305	16,049
Las Vegas Sands	459	24,304
Netflix *	225	31,979
Pandora Media *	1,549	19,176
Panera Bread, Cl A *	93	21,464
TripAdvisor *	306	12,690
Urban Outfitters *	762	19,835
VCA Antech *	309	28,088
Whole Foods Market	661	20,273
Wynn Resorts	223	21,442
		308,917
Financials — 23.1%
Acadia Realty Trust	615	19,699
Alexandria Real Estate Equities	213	25,413
American Campus Communities	432	22,075
American Homes 4 Rent, Cl A	1,123	26,694
Apartment Investment & Management, Cl A	481	22,381
BlackRock, Cl A	58	22,473
Brandywine Realty Trust	1,324	22,058
Camden Property Trust	249	21,078
Capital One Financial	292	27,407
DiamondRock Hospitality	2,221	24,142
GEO Group	646	30,756
Healthcare Trust of America, Cl A	672	21,618
Interactive Brokers Group, Cl A	555	20,374
Intercontinental Exchange	384	21,938
MarketAxess Holdings	153	29,870

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Founder-Run Companies ETF‡

	Shares	Value
COMMON STOCK — continued

Medical Properties Trust	1,453	$19,499
Pebblebrook Hotel Trust	674	19,378
PRA Group *	757	30,886
SEI Investments	415	20,895
Starwood Property Trust	1,047	23,934
Vornado Realty Trust	213	23,402
Wintrust Financial	403	29,701
		525,671
Health Care — 16.7%
Healthcare Services Group	529	21,890
Intercept Pharmaceuticals *	150	19,138
Ionis Pharmaceuticals *	630	31,355
Jazz Pharmaceuticals *	135	17,904
Juno Therapeutics *	541	13,006
Kite Pharma *	465	32,908
Masimo *	423	38,222
Medicines *	582	30,508
MEDNAX *	288	20,503
PAREXEL International *	339	21,930
Regeneron Pharmaceuticals *	54	20,169
Seattle Genetics *	600	39,390
Ultragenyx Pharmaceutical *	333	28,332
United Therapeutics *	177	26,146
Universal Health Services, Cl B	148	18,589
		379,990
Industrials — 8.2%
Clean Harbors *	414	23,995
CoStar Group *	99	20,115
Euronet Worldwide *	265	21,937
FedEx	126	24,316
IPG Photonics *	240	28,392
National Instruments	752	24,244
Orbital ATK	229	21,164
TransDigm Group	87	22,116
		186,279
Oil & Gas — 6.1%
Antero Resources *	775	18,585
Carrizo Oil & Gas *	573	18,651
Continental Resources *	492	22,238
Laredo Petroleum *	1,822	25,198
Oasis Petroleum *	2,098	29,708
Parsley Energy, Cl A *	796	24,190
		138,570

Schedule of Investments	February 28, 2017 (Unaudited)

Global X Founder-Run Companies ETF‡

	Shares	Value
COMMON STOCK — continued
Technology — 24.1%
Akamai Technologies *	393	$24,602
Alphabet, Cl A *	27	22,813
athenahealth *	153	18,043
Cavium *	429	28,104
Cerner *	369	20,310
Cognizant Technology Solutions, Cl A *	322	19,085
EPAM Systems *	276	20,322
Facebook, Cl A *	165	22,364
Fortinet *	612	22,858
Medidata Solutions *	471	26,338
Monolithic Power Systems	324	28,502
NetScout Systems *	544	20,101
NVIDIA	486	49,319
Paycom Software *	381	20,509
salesforce.com *	258	20,988
SS&C Technologies Holdings	679	23,779
Twitter *	1,402	22,110
Ubiquiti Networks *	522	25,651
Ultimate Software Group *	102	19,726
Veeva Systems, Cl A *	723	31,588
VeriSign *	234	19,298
ViaSat *	262	18,036
Workday, Cl A *	279	23,137
		547,583
Telecommunications — 1.0%
Zayo Group Holdings *	735	23,167
TOTAL UNITED STATES		2,270,938
TOTAL INVESTMENTS — 99.8%
(Cost $2,261,762)†		$2,270,938

Percentages are based on Net Assets of $2,274,826.

*	Non-income producing security.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $2,261,762, and the unrealized appreciation and depreciation were $35,884 and $(26,708), respectively.
‡	Fund commenced operations on February 13, 2017.

Cl — Class

As of February 28, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 28, 2017

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: April 28, 2017

*	Print the name and title of each signing officer under his or her signature.